BASIS OF CONSOLIDATION AND INVESTMENTS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	R$ 431,562	R$ 267,498
Other adjustments cost of sales	(110,734)	(80,006)
Other adjustments to taxes	30,421	27,202
Other adjustments others	(118)	23,223
Equity in results	351,131	237,917
M R S Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	449,462	325,800
Transnordestina [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	(23,568)	(29,307)
Arvedi Metalferdo Brasils [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	(1,332)	4,702
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	5,311	3,936
Indirect Interest In Affiliates C E E E G [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	50,757
Fair Value Amortizated [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	R$ (49,068)	R$ (37,633)